Accumulated Other Comprehensive Income - Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		$ 279.4	$ 192.5	$ 207.0
Change in accumulated other comprehensive income before reclassifications		37.1	72.0	(60.6)
Amounts reclassified from accumulated other comprehensive income		(1.7)	(3.0)	(3.9)
Net current-period other comprehensive income (loss)		35.4	69.0	(64.5)
Balance at the end of the period		335.0	279.4	192.5
Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	[1]	(1.3)
Balance at the end of the period	[1]		(1.3)
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		141.5	73.5	119.0
Change in accumulated other comprehensive income before reclassifications		36.2	71.0	(58.2)
Amounts reclassified from accumulated other comprehensive income		(1.7)	(3.0)	(3.9)
Net current-period other comprehensive income (loss)		34.5	68.0	(62.1)
Balance at the end of the period		176.0	141.5	73.5
Unrealized gains on securities | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period				16.6
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		9.8	8.8	9.2
Change in accumulated other comprehensive income before reclassifications		0.9	1.0	(2.4)
Amounts reclassified from accumulated other comprehensive income		0.0	0.0	0.0
Net current-period other comprehensive income (loss)		0.9	1.0	(2.4)
Balance at the end of the period		10.7	9.8	8.8
OTTI | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period				2.0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		151.3	82.3	128.2
Balance at the end of the period		$ 186.7	$ 151.3	82.3
Accumulated Other Comprehensive Income | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period				$ 18.6

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.